Green Bonds, Convertible and Non-convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt Balances	The following table reflects the total debt balances of the Company as December 31, 2023 and 2022 (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Senior Secured Green Bonds	$166,122	$149,481
Senior Secured debt and promissory notes secured	32,312	13,486
Total debt	198,434	162,967
Less current maturities	(198,434)	-
Long term debt, net of current maturities	$-	$162,967

Current Maturities	$198,434	$-
Less current debt discount	(892)	-
Current Maturities net of debt discount	$197,542	$-

Long-term maturities	$-	$162,967
Less long-term debt discount	-	(4,272)
Long-term maturities net of debt discount	$-	$158,695